Financial income (expense)	12 Months Ended
Dec. 31, 2021
Financial income (expense) [Abstract]
Financial income (expense)
Note 10.    Financial income (expense)

Total financial income is as follows for the years ended December 31, 2021, 2020 and 2019:

(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Interest income	13.8	24.5	65.2
Financial income related to long-term employee benefit plan	-	0.1	-
Other financial income	2.8	0.2	-
TOTAL FINANCIAL INCOME	16.6	24.8	65.2

Interest income reaches €13.8 million, €24.5 million and €65.2 million as of December 31, 2021, 2020 and 2019 respectively. The variation is mainly caused by the Yamal project for which the average deposit amount and interest rate have kept decreasing between December 2019 and December 2021.

Other financial income includes fair value through profit and loss of quoted equity instruments for €2.1 million, as of December 31, 2021.

Total financial expense is as follows for the years ended December 31, 2021, 2020 and 2019:

(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Interest expense	(19.4)	(11.6)	(14.5)
Financial expense related to long-term employee benefit plan	(1.1)	(1.3)	(2.5)
Redeemable financial liability fair value measurement	(182.9)	(177.2)	(377.9)
Other financial expense	(15.0)	(18.8)	(5.1)
TOTAL FINANCIAL EXPENSE	(218.4)	(208.9)	(400.0)

Total financial expense is mainly composed of €182.9 million, €177.2 million and €377.9 million as of December 31, 2021, 2020 and 2019 respectively related to the Yamal redeemable financial liability fair value measurement (Note 26).

Interest expenses includes lease interest for €5.8 million, €7.7 million and €12.9 million as of December 31, 2021, 2020 and 2019 respectively.

Other financial expense includes fair value through profit and loss of quoted equity instruments for €8.1 million and €6.8 million as of December 31, 2021 and 2020 respectively.